Earnings per Share (Schedule of (Income)/Loss Allocated to Holders of Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [Abstract]
Profit/(loss) for the year attributable to Kenon’s shareholders	$ 66,274	$ 597,673	$ (235,978)